Acquisitions and Divestitures	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisitions and Divestitures

Note 3. Acquisitions and Divestitures
Spectrum License Transactions
During the three months ended March 31, 2019, we entered into and completed various wireless license transactions for an insignificant amount of cash consideration.

Other
During the three months ended March 31, 2019, we completed various other acquisitions for an insignificant amount of cash consideration.